Subsequent events (Details textual) (Subsequent Event [Member], CAD) In Millions, except Share data, unless otherwise specified	0 Months Ended
Mar. 11, 2014
Proceeds from Share Offering	30
Share Price	10.00
Deal Prospectus Offering [Member]
Stock Issued During Period, Shares, Treasury Stock Reissued	1,500,000
Proceeds from Sale of Treasury Stock	15
secondary offering from CarCor Investment Holdings LLC [Member]
Stock Issued During Period, Shares, New Issues	1,500,000
Proceeds from Issuance of Common Stock	15